Acquisitions - Schedule of Impact on Financial Statements Due to Acquisition, Statement of Operations (Parenthetical) (Detail) (Eagle Ford System [Member])	Mar. 26, 2013	Feb. 29, 2012
Eagle Ford System [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership interest percentage	33.33%	33.33%